ACQUISITION OF ADVANGELISTS, LLC (Details - Future amortization)	Dec. 31, 2020 USD ($)
Business Combination and Asset Acquisition [Abstract]
2021	$ 900,369
2022	1,800,736
2023	1,800,736
2024	245,546
Thereafter	$ 0